UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2003

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 11, 2004

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 66
Form 13 F Information Table Value Total: 185,615

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      837     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     6040   206553 SH       SOLE                   206553
American International Group   COM              026874107      397     5993 SH       SOLE                     5993
Amgen Inc                      COM              031162100      215     3476 SH       SOLE                     3476
Archstone-Smith Trust          COM              039583109     2229    79650 SH       SOLE                    79650
BP Amoco PLC - Spons ADR       COM              055622104     1472    29827 SH       SOLE                    29827
BellSouth Corp                 COM              079860102      226     8000 SH       SOLE                     8000
Berkshire Hathaway Inc - Class COM              084670207      208       74 SH       SOLE                       74
Bristol-Myers Squibb Co        COM              110122108      606    21182 SH       SOLE                    21182
CVS Corp                       COM              126650100      450    12450 SH       SOLE                    12450
ChevronTexaco Corp             COM              166764100     4942    57200 SH       SOLE                    57200
Cisco Systems Inc              COM              17275R102      225     9287 SH       SOLE                     9287
Coca-Cola Co                   COM              191216100      944    18600 SH       SOLE                    18600
Comcast Corp-Class A           COM              20030N101     4507   137446 SH       SOLE                   137446
Computer Sciences Corp         COM              205363104     4210    95175 SH       SOLE                    95175
ConocoPhillips                 COM              20825C104     5731    87405 SH       SOLE                    87405
DNP Select Income Fund Inc.    COM              23325P104     1058    96550 SH       SOLE                    96550
Darden Restaurants Inc         COM              237194105     2621   124550 SH       SOLE                   124550
Delta-Omega Technologies       COM              247782303        0    10000 SH       SOLE                    10000
DuPont E I de Nemours & Co     COM              263534109     3284    71571 SH       SOLE                    71571
Duke-Weeks Realty Corp         COM              264411505      676    21800 SH       SOLE                    21800
Emerson Electric Co            COM              291011104      272     4200 SH       SOLE                     4200
Exxon Mobil Corporation        COM              30231G102     1929    47055 SH       SOLE                    47055
Fleet Boston Financial Corp    COM              339030108     1099    25189 SH       SOLE                    25189
General Electric Co            COM              369604103     4303   138897 SH       SOLE                   138897
Genuine Parts Co               COM              372460105     5247   158050 SH       SOLE                   158050
Genzyme Corp - Genl Division   COM              372917104      271     5500 SH       SOLE                     5500
HRPT Properties Trust          COM              40426W101     4692   465050 SH       SOLE                   465050
Hewlett Packard Co             COM              428236103    24934  1085496 SH       SOLE                  1085496
Hillenbrand Industries         COM              431573104     4131    66565 SH       SOLE                    66565
Home Depot, Inc                COM              437076102      373    10500 SH       SOLE                    10500
Hospitality Properties Trust   COM              44106M102      297     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     2414    75332 SH       SOLE                    75332
International Business Machine COM              459200101      549     5927 SH       SOLE                     5927
Johnson & Johnson              COM              478160104     1769    34243 SH       SOLE                    34243
KeySpan Corporation            COM              49337w100     7050   191565 SH       SOLE                   191565
Laboratory Corp of America Hol COM              50540R409      833    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      167    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      281     4000 SH       SOLE                     4000
Lincare Holdings               COM              532791100     4462   148350 SH       SOLE                   148350
Merck & Co                     COM              589331107      942    20400 SH       SOLE                    20400
Microsoft Corp                 COM              594918104      268     9800 SH       SOLE                     9800
NASDAQ-100 Index Tracking Stoc COM              631100104     4497   123350 SH       SOLE                   123350
NSTAR                          COM              67019E107     6228   128406 SH       SOLE                   128406
New Plan Excel Realty Trust    COM              648053106     6742   273306 SH       SOLE                   273306
Newmont Mining Corp            COM              651639106     9810   201810 SH       SOLE                   201810
Northrop Grumman Corp          COM              666807102     5743    60078 SH       SOLE                    60078
Petroleum & Resources Corp     COM              716549100     1565    65906 SH       SOLE                    65906
Pfizer Inc                     COM              717081103     5693   161148 SH       SOLE                   161148
Procter & Gamble               COM              742718109     1375    13763 SH       SOLE                    13763
Proterion Corp                 COM              74370Y102      271   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7976   182105 SH       SOLE                   182105
Schering-Plough                COM              806605101      186    10700 SH       SOLE                    10700
Schwab (Charles) Corp          COM              808513105     3094   261350 SH       SOLE                   261350
Sovereign Bancorp Inc          COM              845905108    10534   443550 SH       SOLE                   443550
Staples Inc                    COM              855030102      334    12250 SH       SOLE                    12250
Sun Microsystems Inc           COM              866810104      120    26832 SH       SOLE                    26832
Sunoco Inc.                    COM              86764P109      247     4824 SH       SOLE                     4824
Supervalu Inc                  COM              868536103     5678   198600 SH       SOLE                   198600
Techne Corp                    COM              878377100      378    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     5505    79225 SH       SOLE                    79225
Verena Minerals Holdings Inc   COM              922931100        8    42000 SH       SOLE                    42000
Wachovia Corp                  COM              929903102      291     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      860    23900 SH       SOLE                    23900
Wyeth                          COM              983024100      484    11400 SH       SOLE                    11400
Xcel Energy Inc.               COM              98389B100      835    49167 SH       SOLE                    49167